Summary of Significant Accounting Policies (Details) - Schedule of Basic Net Loss Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (11,766)	$ (1,640)	¥ (15,615)
Net loss attributable to non-controlling interest	(1,280)	$ (178)	(1,350)
Net loss attributable to UTime Limited, basic | ¥	¥ (10,486)		¥ (14,265)
Denominator:
Weighted average shares outstanding, basic (in Shares) | shares	13,567,793	13,567,793	8,267,793
Net loss attributable to UTime Limited per ordinary share:
Continuing operations (in Yuan Renminbi per share) | (per share)	¥ (0.76)	$ (0.11)	¥ (1.55)
Discontinued operation (in Yuan Renminbi per share) | (per share)	¥ (0.01)	$ (0.001)	¥ (0.18)